Revenue - Disaggregation of Revenue - Contract Liabilities Refundable Customer Deposits (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Liability
Beginning balance		$ 5,208
Additions to contract liabilities		407
Contract liabilities transferred to revenue		(1,769)
Impact of acquisitions		500
Ending balance		4,346	$ 5,208
Refundable Customer Deposits
Change in Contract with Customer, Liability
Beginning balance		3,193	6,274	$ 0
Additions to contract liabilities - prepayment	$ 7,000			7,000
Additions to contract liabilities - significant financing component interest		66	440	152
Contract liabilities transferred to revenue		(837)	(3,521)	(878)
Ending balance		2,422	3,193	6,274
ASC 606
Change in Contract with Customer, Liability
Beginning balance		$ 5,208	3,333	4,553
Additions to contract liabilities			6,602	6,686
Adoption of ASC 606				(940)
Contract liabilities transferred to revenue			(4,923)	(7,490)
Impact of acquisitions			196	670
Impact of divestitures				(146)
Ending balance			$ 5,208	$ 3,333